Other Subsequent Events	6 Months Ended
Jun. 30, 2014
Other Subsequent Events [Abstract]
Other Subsequent Events

12.Other Subsequent Events

 (a)On July 8, 2014, the Company acquired the suezmax tanker Euro, built in 2012, for $59,500, from an affiliated company.

(b)On July 14, 2014, it was announced that the Board of Directors had declared a quarterly dividend of $0.50 per share on the Company’s 8% Series B Cumulative Redeemable Perpetual Preferred Shares, which was paid on July 30, 2014. On the same date it was announced that the Board of Directors had declared a quarterly dividend of $0.55469 per share on the Company’s 8.875% Series C Cumulative Redeemable Perpetual Preferred Shares, which was paid on July 30, 2014. Each dividend is for the period from April 30, 2014 through July 29, 2014.

(d)On August 4, 2014, the Company’s Board of Directors declared a dividend of $0.05 per common share outstanding to be paid on November 25, 2014 to shareholders of record as of November 21, 2014.

(e)On August 14, 2014, the Company paid a dividend of $4,231 in total, or $0.05 per share, to common shareholders of record as of August 8, 2014.

(f) On August 14, 2014, the Company announced the commencement of a new partnership with an oil major for the construction and chartering of two LR1 tankers for five years.